Long-Term Payable (Tables)	12 Months Ended
Jun. 30, 2026
Long-Term Payable [Abstract]
Schedule of Long-Term Payable
	As of June 30, 2026	As of June 30, 2025
Long-term payable, current	$—	$507,479
Long-term payable, non-current	—	—
Total	$—	$507,479